United States
Securities and Exchange Commission
Washington, DC 20549

FORM N-PX

ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-02896

Prudential Investment Portfolios, Inc. 15
(Exact name of registrant as specified in charter)

655 Broad Street
17th Floor
Newark, NJ 07102
(Address of principal executive offices) (Zip code)

Jonathan D. Shain, Esquire
655 Broad Street
17th Floor
Newark, NJ 07102
(Name and address of agent for service)

Registrant’s telephone number, including area code: 973-802-6469

Date of fiscal year end: August 31

Date of reporting period: 7/1/2016 through 6/30/2017

Item 1. Proxy Voting Record.

In determining votes against management, any ballot that management did not make a recommendation is considered to be "FOR" regardless of the vote cast. Any "Abstain" vote cast is considered as voted, and to be against the management recommendation.

FORM N-PX

ICA File Number:  811-02896

Registrant Name:  Prudential Investment Portfolios, Inc. 15

Reporting Period:  07/01/2016 - 06/30/2017

Prudential High Yield Fund - Sub-Adviser: PGIM Fixed Income

MOOD MEDIA CORP 9.250% 15-OCT-2020 Meeting Date: JUN 15, 2017 Record Date: MAY 09, 2017 Meeting Type: SPECIAL
Ticker: MMCN Security ID: 61534JAG0
Proposal No	Proposal	Proposed By	Management Recommendation	Vote Cast
1	APPROVAL OF A SPECIAL RESOLUTION, THE FULL TEXT OF WHICH IS SET FORTH AT APPENDIX A TO THE ACCOMPANYING CIRCULAR, AUTHORIZING AND APPROVING THE ARRANGEMENT (AS DEFINED IN THE ACCOMPANYING CIRCULAR) AND THE PLAN OF ARRANGEMENT (AS DEFINED IN THE ACCOMPANYI	Management	Vote For	Vote For

PACIFIC EXPLORATION & PROD CORP Meeting Date: MAY 31, 2017 Record Date: APR 18, 2017 Meeting Type: ANNUAL
Ticker: PEGFF Security ID: 69423W889
Proposal No	Proposal	Proposed By	Management Recommendation	Vote Cast
1	Fix Number of Directors	Management	Vote For	Take No Actions
2.1	Election of Directors - Luis Fernando Alarcon	Management	Vote For	Take No Actions
2.2	Election of Directors - W. Ellis Armstrong	Management	Vote For	Take No Actions
2.3	Election of Directors - Gabriel De Alba	Management	Vote For	Take No Actions
2.4	Election of Directors - Raymond Bromark	Management	Vote For	Take No Actions
2.5	Election of Directors - Russell Ford	Management	Vote For	Take No Actions
2.6	Election of Directors - Camilo Marulanda	Management	Vote For	Take No Actions
3	Ratify appointment of independent auditors	Management	Vote For	Take No Actions

PATTERSON UTI ENERGY INC Meeting Date: JUN 29, 2017 Record Date: MAY 01, 2017 Meeting Type: ANNUAL
Ticker: PTEN Security ID: 703481101
Proposal No	Proposal	Proposed By	Management Recommendation	Vote Cast
1.1	Election of Directors - Mark S. Siegel	Management	Vote For, 1 YEAR	Take No Actions
1.2	Election of Directors - Charles O. Buckner	Management	Vote For, 1 YEAR	Take No Actions
1.3	Election of Directors - Michael W. Conlon	Management	Vote For, 1 YEAR	Take No Actions
1.4	Election of Directors - William A. Hendricks, JR	Management	Vote For, 1 YEAR	Take No Actions
1.5	Election of Directors - Curtis W. Huff	Management	Vote For, 1 YEAR	Take No Actions
1.6	Election of Directors - Terry H. Hunt	Management	Vote For, 1 YEAR	Take No Actions
1.7	Election of Directors - Tiffany J. Thom	Management	Vote For, 1 YEAR	Take No Actions
2	Amend Stock Compensation Plan	Management	Vote For, 1 YEAR	Take No Actions
3	Ratify appt of independent auditors	Management	Vote For, 1 YEAR	Take No Actions
4	14A Executive Compensation	Management	Vote For, 1 YEAR	Take No Actions
5	14A Executive Compensation Vote Frequency	Management	Vote For, 1 YEAR	Take No Actions

SEVENTY SEVEN ENERGY INC Meeting Date: APR 20, 2017 Record Date: FEB 22, 2017 Meeting Type: SPECIAL
Ticker: SSEI Security ID: 81809A100
Proposal No	Proposal	Proposed By	Management Recommendation	Vote Cast
1	Approve Merger Agreement.	Management	Vote For	Vote For
2	14A Executive Compensation	Management	Vote For	Vote For
3	Approve Motion to Adjourn Meeting	Management	Vote For	Vote For

Prudential Short Duration High Yield Income Fund - Sub-Adviser: PGIM Fixed Income

There is no proxy voting activity for the fund, as the fund did not hold any votable positions during the reporting period.

END NPX REPORT

SIGNATURES

Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Prudential Investment Portfolios, Inc. 15

By: Stuart S. Parker*
       Stuart S. Parker, President

* By: /s/ Jonathan D. Shain
           Attorney-in-Fact

Date: August 30, 2017

POWER OF ATTORNEY

The undersigned, Ellen S. Alberding, Kevin J. Bannon, Scott E. Benjamin, Linda W. Bynoe, Keith F. Hartstein, Michael S. Hyland, Stuart S. Parker, Richard A. Redeker, Stephen Stoneburn and Grace C. Torres as directors/trustees of each of the registered investment companies listed in Appendix A hereto, and M. Sadiq Peshimam, as treasurer and principal financial and accounting officer of each of the registered investment companies listed in Appendix A hereto, hereby authorize Andrew French, Claudia DiGiacomo, Deborah A. Docs, Raymond A. O’Hara and Jonathan D. Shain, or any of them, as attorney-in-fact, to sign on his or her behalf in the capacities indicated (and not in such person’s personal individual capacity for personal financial or estate planning), the Registration Statement on Form N-1A, filed for such registered investment company or any amendment thereto (including any pre-effective or post-effective amendments) and any and all supplements or other instruments in connection therewith, including Form N-PX, Forms 3, 4 and 5 for or on behalf of each registered investment company listed in Appendix A or any current or future series thereof, and to file the same, with all exhibits thereto, with the Securities and Exchange Commission.

This Power of Attorney may be executed in multiple counterparts, each of which shall be deemed an original, but which taken together shall constitute one instrument.

/s/ Ellen S. Alberding Ellen S. Alberding	/s/ Stuart S. Parker Stuart S. Parker
/s/ Kevin J. Bannon Kevin J. Bannon	/s/ M. Sadiq Peshimam M. Sadiq Peshimam
/s/ Scott E. Benjamin Scott E. Benjamin	/s/ Richard A. Redeker Richard A. Redeker
/s/ Linda W. Bynoe Linda W. Bynoe	/s/ Stephen Stoneburn Stephen Stoneburn
/s/ Keith F. Hartstein Keith F. Hartstein	/s/ Grace C. Torres Grace C. Torres
/s/ Michael S. Hyland Michael S. Hyland
Dated: December 7, 2016

APPENDIX A

Prudential Government Money Market Fund, Inc.
The Prudential Investment Portfolios, Inc.
Prudential Investment Portfolios 2
Prudential Investment Portfolios 3
Prudential Investment Portfolios Inc. 14
Prudential Investment Portfolios 4
Prudential Investment Portfolios 5
Prudential Investment Portfolios 6
Prudential National Muni Fund, Inc.
Prudential Jennison Blend Fund, Inc.
Prudential Jennison Mid-Cap Growth Fund, Inc.
Prudential Investment Portfolios 7
Prudential Investment Portfolios 8
Prudential Jennison Small Company Fund, Inc.
Prudential Investment Portfolios 9
Prudential World Fund, Inc.
Prudential Investment Portfolios, Inc. 10
Prudential Jennison Natural Resources Fund, Inc.
Prudential Global Total Return Fund, Inc.
Prudential Investment Portfolios 12
Prudential Investment Portfolios, Inc. 15
Prudential Investment Portfolios 16
Prudential Investment Portfolios, Inc. 17
Prudential Investment Portfolios 18
Prudential Sector Funds, Inc.
Prudential Short-Term Corporate Bond Fund, Inc.
The Target Portfolio Trust
The Prudential Variable Contract Account-2
The Prudential Variable Contract Account-10